                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                                 January 3, 2003

VIA EDGAR

Christian T. Sandoe
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

First Eagle Funds, Inc. (formerly First Eagle SoGen Funds, Inc.) Filing under Rule 497(j)

Securities Act of 1933 File No. 033-63560 / Investment Company Act of 1940 File No. 811-7762

Dear Mr. Sandoe:

This letter is being transmitted by means of electronic submission by First Eagle Funds, Inc. (the "Company") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus for the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and the First Eagle Gold Fund, each dated March 1, 2002, as revised December 31, 2002 and the Prospectus for the First Eagle Fund of America dated December 31, 2002, which would have been filed by the Company pursuant to Rule 497(c) of the Act, do not differ from that which was contained in the Company's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on December 27, 2002.

Thank you for your attention to this matter. Do not hesitate to call me at (212) 848-8920 or Nathan Green at (212) 848-4668 with any questions or comments you may have.

Regards,

/s/ PAUL SCHREIBER

Paul Schreiber

cc:      Robert Bruno
         Susan Afifi